Consolidated Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–87.72%(b)(c)
Aerospace & Defense–2.34%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.69%	10/05/2026	EUR	7,530	$ 7,944,551
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.00%)	8.35%	07/02/2029		$1,249	1,255,576
Term Loan (1 mo. Term SOFR + 2.85%)	8.18%	06/07/2028		5,536	5,559,236
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.08%	10/22/2027		4,633	4,658,157
Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	10/22/2026		7,139	7,162,938
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.83%	08/24/2028		793	800,573
Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.83%	08/24/2028		306	308,680
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	04/30/2028		3,223	3,223,194
Greenrock Finance, Inc.
First Lien Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	4.25%	07/06/2029		2	2,019
First Lien Term Loan B (3 mo. Term SOFR + 4.25%)	9.66%	07/06/2029		6	6,093
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.86%)	8.19%	09/22/2028		8,877	8,918,798
Ovation Parent, Inc. (Kaman), Term Loan B (3 mo. Term SOFR + 7.75%)	8.83%	04/21/2031		5,114	5,157,620
Peraton Corp., Second Lien Term Loan B-1 (3 mo. Term SOFR + 7.75%)	13.18%	02/01/2029		8,082	8,147,892
Propulsion (BC) Newco LLC (Spain), Term Loan (3 mo. Term SOFR + 3.75%)	9.06%	09/14/2029		6,538	6,599,298
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 4.25%)	9.56%	03/17/2030		2,345	2,357,435
Titan Acquisition Holdings L.P., Term Loan (1 mo. Term SOFR + 4.00%)	9.32%	06/14/2030		1,959	1,972,084
					64,074,144

Air Transport–2.49%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	10.34%	04/20/2028		16,521	17,189,427
Air Canada (Canada), Term Loan B (3 mo. Term SOFR + 2.50%)	7.83%	03/21/2031		3,644	3,668,515
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.86%)	8.18%	02/15/2028		9,563	9,579,493
Term Loan (6 mo. Term SOFR + 2.50%)	8.77%	06/04/2029		4,293	4,290,888
eTraveli Group Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 5.00%)	8.90%	11/02/2028	EUR	2,315	2,523,191
Term Loan B(d)(e)	-	11/29/2028	EUR	1,396	1,522,360
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. Term SOFR + 5.40%)	10.73%	06/21/2027		2,398	2,455,875
United AirLines, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	02/22/2031		12,864	12,930,889
WestJet Airlines Ltd. (Canada)
Term Loan (1 mo. Term SOFR + 3.10%)	8.43%	12/11/2026		207	208,365
Term Loan (3 mo. Term SOFR + 3.75%)	9.05%	02/14/2031		13,690	13,779,453
					68,148,456

Automotive–4.72%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	01/31/2031		8,402	8,478,957
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.44%	04/06/2028		6,882	6,947,456
Belron Group S.A., Incremental Term Loan (3 mo. Term SOFR + 2.35%)	7.68%	04/18/2029		2,639	2,653,137
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.94%	07/28/2028	GBP	759	913,189
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	4,072	3,783,387
DexKo Global, Inc.
Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.56%	10/04/2028		4,727	4,742,341
Revolver Loan(e)(f)	0.00%	10/04/2026		3,617	3,591,940
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	12/17/2028		5,635	5,633,953
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	11.33%	08/30/2030		5,456	5,401,033

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EUIRBOR + 5.00%)(e)	8.87%	03/30/2027	EUR	1,873	$ 2,022,738
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	10.59%	03/30/2027		$15,465	15,387,863
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	10.59%	03/30/2027		10,472	10,385,792
Second Lien Term Loan (3 mo. Term SOFR + 8.55%)	14.14%	03/30/2028		2,732	2,674,380
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.60%)	9.93%	11/09/2027		13,299	13,349,004
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.00%)	8.33%	04/23/2031		9,248	9,290,959
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	05/04/2028		12,412	12,505,733
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL) (Canada), First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	05/06/2030		3,493	3,517,749
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	10.20%	01/24/2029		7,956	7,757,200
Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	05/30/2026		3,055	3,071,863
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	01/30/2031		7,122	7,187,569
					129,296,243

Beverage & Tobacco–0.62%
AI Aqua Merger Sub, Inc.
Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	07/31/2028		3,310	3,332,902
Term Loan B (1 mo. Term SOFR + 4.00%)	9.32%	07/31/2028		13,529	13,605,066
					16,937,968

Brokers, Dealers & Investment Houses–0.22%
Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. Term SOFR + 2.00%)	7.32%	05/10/2031		6,104	6,111,999

Building & Development–4.37%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.60%)	7.93%	08/27/2025		1,365	1,361,587
Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	11/03/2028		1,210	1,212,625
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	11/03/2028		4,903	4,930,689
Core & Main L.P., Term Loan B (1 mo. Term SOFR + 2.00%)	7.32%	07/27/2028		8,003	8,052,613
Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.59%	04/01/2028		17,030	12,353,396
Flakt Woods (Fusilli Holdco) (France), Term Loan (6 mo. EURIBOR + 5.00%)	9.94%	04/12/2026	EUR	1,815	1,883,437
Gulfside Supply, Inc., Term Loan B(d)(e)	-	05/31/2031		3,015	3,024,679
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.07%	12/22/2028		8,129	8,154,557
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)(e)	12.32%	12/21/2029		1,544	1,559,327
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.93%	04/01/2028		6,316	5,654,857
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	10/02/2028		3,740	3,751,968
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	08/03/2030		2,898	2,915,765
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	10.18%	02/16/2029		13,482	12,998,232
MI Windows and Doors LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	03/28/2031		4,131	4,167,655
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.90%	04/29/2029		10,140	10,168,050
Platea (BC) Bidco AB
Delayed Draw Term Loan B(f)	0.00%	04/02/2031	EUR	175	190,115
Term Loan B(d)	-	04/02/2031	EUR	874	950,576
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	03/19/2029		11,964	12,019,993
Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	04/14/2031		8,470	8,511,303
RE/MAX LLC, Term Loan (1 mo. Term SOFR + 2.61%)	7.94%	07/21/2028		1,573	1,496,218
SRS Distribution, Inc.
Term Loan (3 mo. Term SOFR + 3.61%)	8.94%	06/02/2028		1,999	2,013,754
Term Loan (3 mo. Term SOFR + 3.35%)	8.68%	06/02/2028		5,074	5,112,861
Standard Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.11%)	7.44%	09/22/2028		6,584	6,609,892
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.18%)	8.08%	04/12/2028	EUR	723	738,986
					119,833,135

Business Equipment & Services–9.75%
Adevinta ASA (Norway), Term Loan B-2 (3 mo. Term SOFR + 2.75%)	8.33%	06/26/2028		1,743	1,748,290

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Aegion Corp., Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/17/2028		$918	$ 926,011
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan(d)	-	05/12/2028		11,455	11,469,791
Alter Domus (Chrysaor Bidco S.a.r.l.)
Delayed Draw Term Loan(f)	0.00%	05/14/2031		125	125,313
Term Loan B(d)	-	05/14/2031		1,686	1,694,449
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 3.00%)	8.31%	01/31/2031		9,509	9,561,548
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.82%	05/10/2027		396	207,898
Cimpress USA, Inc.
Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	05/17/2028		864	865,304
Term Loan B (1 mo. Term SOFR + 3.61%)	8.93%	05/17/2028		11,191	11,212,235
Cloud Software Group, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.60%)	9.93%	03/21/2031		3,153	3,174,131
First Lien Term Loan B (1 mo. Term SOFR + 4.00%)	9.32%	03/30/2029		7,652	7,690,174
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	13.06%	02/12/2029		1,329	1,241,207
Term Loan (1 mo. Term SOFR + 4.26%)	9.56%	02/10/2028		7,789	7,723,838
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	11/02/2029		9,039	9,091,201
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.92%	08/08/2025		3,000	3,004,031
Second Lien Term Loan (1 mo. Term SOFR + 7.35%)	12.68%	08/10/2026		234	230,011
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.06%	04/09/2027		12,881	12,900,344
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	12.32%	04/07/2028		3,245	3,252,971
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	01/18/2029		17,584	17,662,988
Garda World Security Corp. (Canada), Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	02/01/2029		13,190	13,333,764
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	9.44%	05/12/2028		14,178	14,179,232
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 4.15%)	9.45%	02/16/2028		8,137	8,176,222
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	8.15%	04/01/2028	EUR	6,762	7,147,281
Term Loan (3 mo. Term SOFR + 4.85%)	10.15%	04/01/2028		4,731	4,742,270
Iron Mountain Information Management LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2031		4,037	4,040,092
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	9.60%	09/30/2029	EUR	12,220	11,529,660
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.07%	08/11/2028		3,272	3,294,164
Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.76%)	13.09%	06/30/2028		26,784	26,733,292
OCM System One Buyer CTB LLC
Term Loan (3 mo. Term SOFR + 3.85%)(e)	9.17%	03/02/2028		2,882	2,896,861
Term Loan B(d)(e)	-	03/02/2028		276	277,503
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.85%)	10.18%	07/27/2027		8,851	5,421,389
Prometric Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	01/31/2028		5,331	5,370,003
Ryan LLC (Ryan Tax)
Delayed Draw Term Loan(f)	0.00%	11/14/2030		177	178,399
Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	11/14/2030		2,380	2,397,490
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	08/28/2028		7,474	5,938,175
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.37%)	10.69%	07/14/2028		2,012	1,647,424
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.27%)	9.59%	03/04/2028		29,332	25,456,053
Tempo Acquisition LLC, Incremental Term Loan(d)	-	08/31/2028		5,523	5,543,210
Trans Union LLC, Term Loan B-7 (1 mo. Term SOFR + 2.00%)	7.33%	12/01/2028		3,247	3,264,003
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.85%)(e)	11.17%	03/20/2027		1,447	1,265,762
Verra Mobility Corp., First Lien Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	03/24/2028		10,352	10,445,116
					267,059,100

Cable & Satellite Television–3.52%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 2.75%)(e)	8.34%	07/15/2025		1,363	1,294,564
Term Loan B (3 mo. EURIBOR + 5.00%)	8.91%	10/31/2027	EUR	931	887,639
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. Term SOFR + 2.61%)	7.94%	09/01/2028		7,071	6,909,795
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.58%	09/18/2030		4,145	4,065,879

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
CSC Holdings LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	04/15/2027		$4,790	$ 3,798,662
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. Term SOFR + 4.00%)	9.58%	08/14/2026		10,590	8,588,834
Term Loan B-11 (1 mo. Term SOFR + 2.75%)	8.34%	07/31/2025		6,386	5,594,798
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.28%	01/31/2026		4,839	4,080,146
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.41%	08/15/2028	EUR	3,754	3,010,511
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	7.43%	04/30/2028		5,590	5,394,729
UPC - LG (Sunrise)
Term Loan AT (1 mo. Term SOFR + 2.36%)	7.68%	04/30/2028		116	114,807
Term Loan AX (1 mo. Term SOFR + 3.11%)	8.43%	01/31/2029		19,005	19,003,994
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.61%)	7.93%	01/31/2028		7,875	7,676,554
Term Loan Q (1 mo. Term SOFR + 3.36%)	8.68%	01/31/2029		20,909	20,496,304
Term Loan Y (1 mo. Term SOFR + 3.36%)	8.66%	03/31/2031		5,726	5,542,710
					96,459,926

Chemicals & Plastics–9.71%
A&R Logistics Holdings, Inc. (Quantix), Incremental Term Loan (3 mo. Term SOFR + 6.90%)(e)	12.20%	05/03/2025		14,629	14,379,843
A-Gas Finco, Inc., Term Loan (1 mo. Term SOFR + 5.25%)	10.56%	12/14/2029		6,861	6,644,162
AkzoNobel Chemicals
Term Loan B (1 mo. Term SOFR + 3.50%)	8.82%	04/03/2028		4,356	4,399,577
Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	04/03/2028		15,510	15,639,137
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	9.43%	11/24/2027		906	901,278
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	13.18%	11/24/2028		1,711	1,663,959
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	10.07%	08/27/2026		14,025	14,012,989
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-6(d)	-	12/20/2029		3,571	3,589,187
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	02/26/2029		4,691	4,702,276
Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		9,283	9,336,315
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.35%)	9.68%	10/15/2028		6,627	6,656,294
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	9.58%	11/01/2030		4,038	4,056,640
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.68%	10/04/2029		8,082	8,096,816
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.31%	10/04/2030		2,903	2,816,278
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.82%	11/01/2028		11,329	10,989,021
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 5.69% Cash Rate(g)	6.90%	12/31/2027		43	7,596
Term Loan (1 mo. Term SOFR + 8.26%)	13.59%	06/30/2026		6	6,232
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan (3 mo. Term SOFR + 3.75%)	9.46%	05/29/2029		2,594	2,613,781
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (1 mo. Term SOFR + 4.01%)	9.32%	12/29/2027		5,589	4,733,487
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	07/08/2030		6,711	6,754,249
Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. Term SOFR + 4.35%)	9.68%	04/02/2029		10,293	10,318,737
Term Loan B (1 mo. Term SOFR + 3.85%)	9.18%	03/14/2030		2,359	2,365,367
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.85%)	9.18%	11/08/2027		7,141	7,173,508
Term Loan (1 mo. Term SOFR + 2.60%)	7.93%	11/08/2028		4,395	4,404,276
Term Loan (1 mo. Term SOFR + 3.60%)	8.93%	02/18/2030		8,305	8,342,984
Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/07/2031		5,413	5,448,073
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.94%	12/31/2029		2,809	2,829,420
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.91%	10/14/2024		6,768	6,311,053
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	12/14/2027		1,952	1,967,966
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	09/15/2028		10,195	10,275,471

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	8.11%	05/03/2028		$9,532	$ 7,864,267
Term Loan A (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		1,400	1,473,830
Term Loan B (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		10,302	10,845,215
Tronox Finance LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	04/04/2029		13,554	13,638,376
Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.32%	08/01/2030		10,642	10,780,840
V Global Holdings LLC
Revolver Loan (1 mo. USD LIBOR + 5.75%)(e)	11.17%	12/22/2025		2,092	1,947,401
Revolver Loan(e)(f)	0.00%	12/22/2025		727	676,756
Term Loan (3 mo. Term SOFR + 5.90%)(e)	11.22%	12/22/2027		22,708	21,141,521
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 4.01%)	9.32%	09/22/2028		16,176	16,256,366
					266,060,544

Clothing & Textiles–0.59%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. Term SOFR + 2.75%)	8.93%	12/21/2028		11,964	12,053,529
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.51%)	8.84%	04/28/2028		4,034	4,060,763
					16,114,292

Conglomerates–0.25%
APi Group DE, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	7.33%	12/18/2028		6,735	6,764,440

Containers & Glass Products–2.49%
Berlin Packaging LLC
Term Loan B-5 (3 mo. Term SOFR + 3.87%)	9.18%	03/11/2028		6,782	6,803,447
Term Loan B-7(d)	-	05/09/2031		3,433	3,443,775
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	12/14/2028		6,492	6,090,110
Duran Group (Blitz/DWK) (Germany), Term loan C-2 (3 mo. Term SOFR + 5.40%)	10.72%	05/31/2026		7,291	6,935,846
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(e)	11.90%	12/31/2024	EUR	776	858,474
Term Loan (3 mo. EURIBOR + 5.00%)	8.86%	12/31/2029	EUR	10,096	8,716,634
Term Loan (3 mo. EURIBOR + 4.75%)	8.61%	12/31/2029	EUR	8,480	9,002,403
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%)	11.97%	11/22/2027		13,378	12,892,765
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (3 mo. Term SOFR + 4.46%)	9.77%	07/07/2028		6,400	6,271,920
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. Term SOFR + 3.87%)	9.19%	10/04/2028		8,535	5,348,304
Pegasus BidCo B.V. (Netherlands), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	07/12/2029		1,807	1,819,564
					68,183,242

Cosmetics & Toiletries–0.20%
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.87%	06/29/2028	EUR	5,399	5,561,967

Drugs–0.04%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	7.46%	11/15/2027		192	191,188
Perrigo Co. PLC, Term Loan B (1 mo. Term SOFR + 2.35%)	7.68%	04/20/2029		892	897,571
					1,088,759

Ecological Services & Equipment–1.09%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.15%)	8.46%	11/16/2028		661	665,014
Term Loan B-2 (3 mo. Term SOFR + 4.50%)	9.84%	11/16/2028		1,804	1,822,494
Term Loan B-4 (3 mo. Term SOFR + 3.65%)	8.96%	11/16/2028		1,134	1,143,691
Term Loan B-6 (3 mo. Term SOFR + 3.46%)	8.81%	11/16/2028		618	624,053
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	09/18/2030		7,670	7,768,110
GFL Environmental, Inc., Term Loan A (1 mo. Term SOFR + 2.50%)	7.83%	05/31/2027		684	689,308
Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/14/2031		200	201,064
Delayed Draw Term Loan(f)	0.00%	03/14/2031		1,052	1,055,586
Revolver Loan(e)(f)	0.00%	03/14/2029		339	337,803
Term Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/14/2031		6,801	6,827,798
MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.25%)	8.84%	12/07/2028		1,400	1,406,594

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.58%	12/31/2025	EUR	848	$ 881,934
Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.85%)	9.18%	03/20/2025		$6,619	6,396,619
					29,820,068

Electronics & Electrical–8.26%
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.81%	02/24/2031		475	479,773
AppLovin Corp.
Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	10/25/2028		5,039	5,069,170
Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	08/16/2030		1,952	1,960,340
Boxer Parent Co., Inc., Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/29/2028		1,313	1,324,155
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	8.58%	07/06/2029		620	625,441
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.50%)	9.06%	10/01/2028		4	4,329
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	08/11/2028		5,240	5,431,067
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	02/04/2028		8,757	8,825,693
Energizer Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.00%)	7.33%	12/22/2027		3,592	3,605,531
Epicor Software Corp.
Delayed Draw Term Loan B(f)	0.00%	05/23/2031		370	372,149
Term Loan B(d)	-	06/23/2031		3,153	3,171,857
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.11%)	8.44%	07/06/2028		4,128	4,142,757
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.17%	04/30/2028		14,644	13,807,582
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.17%	04/30/2028		11,237	6,966,710
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	9.56%	09/30/2028		6,500	6,539,497
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(e)	11.84%	01/31/2025		1,342	1,342,438
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.34%	03/02/2028		8,791	8,582,233
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	12.59%	03/02/2029		750	642,697
Informatica Corp., Term Loan (1 mo. Term SOFR + 2.86%)	8.19%	10/27/2028		10,767	10,827,824
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.75%)	9.05%	07/18/2030		4,225	4,246,140
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(e)	12.07%	08/17/2028	GBP	1,796	2,245,036
Term Loan (3 mo. SONIA + 6.87%)(e)	12.07%	08/17/2028	GBP	454	567,939
Term Loan 1 (3 mo. Term SOFR + 7.00%)(e)	12.32%	08/17/2028		2,156	2,087,271
Term Loan 2 (3 mo. Term SOFR + 7.00%)(e)	12.33%	08/17/2028		5,660	5,479,264
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 5.01%)	10.35%	08/18/2028		11,791	9,251,117
McAfee LLC
Term Loan B (1 mo. Term SOFR + 3.75%)	8.58%	03/01/2029		1,326	1,328,782
Term Loan B-1 (1 mo. Term SOFR + 3.75%)	8.58%	03/01/2029		2,436	2,441,006
Mirion Technologies, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	10/20/2028		6,775	6,799,606
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	11.69%	04/30/2026		15,298	13,490,564
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(e)	9.93%	03/03/2028	EUR	3,940	4,010,177
Open Text Corp. (Canada), Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2030		7,118	7,172,741
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(e)	9.32%	09/28/2024		5,823	5,862,840
Proofpoint, Inc.
Term Loan B (1 mo. Term SOFR + 3.36%)	8.32%	08/31/2028		15,069	15,128,811
Term Loan B (1 mo. Term SOFR + 3.36%)	8.68%	08/31/2028		65	64,951
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%)	9.73%	02/01/2029		14,042	10,500,863
Renaissance Holding Corp., Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	04/05/2030		5,037	5,044,252
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	10.31%	05/18/2028		7,939	7,962,499
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.96%	05/18/2026		1,834	1,716,327
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.57%	02/10/2031		14,350	14,474,898
UST Holdings Ltd., Term Loan B (3 mo. Term SOFR + 3.62%)	8.94%	11/20/2028		8,693	8,736,650
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 4.75%)(e)	10.00%	05/31/2029	EUR	9,126	9,268,420
Term Loan B-2 (3 mo. EURIBOR + 6.68%)(e)	11.99%	05/31/2029		5,122	4,829,961
					226,431,358

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–2.17%
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.83%	02/14/2031		$8,881	$ 8,958,055
Broadstreet Partners, Inc., Term Loan B(d)	-	05/09/2031		9,264	9,313,876
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	04/07/2028		1,264	1,266,270
Second Lien Term Loan (1 mo. Term SOFR + 6.86%)	12.19%	07/20/2026		305	306,559
Term Loan(d)	-	10/20/2028		610	611,552
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/28/2031		5,724	5,790,979
Grant Thornton Advisors LLC, Term Loan B(d)	-	05/16/2031		6,450	6,500,407
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 3.86%)	9.19%	09/15/2028		10,865	10,801,135
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	02/18/2027		6,579	6,333,930
Tricor (Thevelia/Vistra-Virtue)
First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.75%)	9.06%	06/18/2029		4,363	4,398,242
First Lien Term Loan (3 mo. Term SOFR + 4.15%)	9.46%	06/18/2029		5,144	5,186,077
					59,467,082

Food Products–2.72%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/18/2026		6,732	6,769,561
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/15/2027	EUR	13,145	13,439,341
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.33%	10/18/2028		3,529	3,070,190
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	10.44%	10/18/2028		14,814	12,932,449
Second Lien Term Loan (1 mo. USD LIBOR + 8.11%)(e)	13.44%	10/18/2029		2,864	1,932,958
Mosel Bidco SE (Alphia) (Germany), Term Loan B (3 mo. Term SOFR + 5.00%)	10.31%	10/02/2030		5,930	5,644,912
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (6 mo. Term SOFR + 2.50%)	7.81%	11/08/2029		4,871	4,890,483
Panzani/Pimente (France), Term Loan(d)(e)	-	12/02/2028	EUR	1,000	1,082,337
Shearer’s Foods LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/12/2031		9,530	9,627,999
Sigma Holdco B.V. (Netherlands)
Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.88%	01/02/2028	EUR	2,800	3,046,934
Term Loan B-7 (6 mo. Term SOFR + 4.91%)	10.31%	01/02/2028		9,801	9,852,771
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)(e)	9.07%	03/01/2029		2,250	2,266,951
					74,556,886

Food Service–0.52%
Areas (Pax Midco Spain)
Revolver Loan(e)(f)	0.00%	01/02/2026	EUR	1,073	1,156,228
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.83%	12/01/2029	EUR	7,572	8,226,376
Euro Garages (Netherlands), Term Loan (3 mo. Term SOFR + 4.68%	9.99%	03/31/2026		408	408,036
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	8.18%	12/15/2027		1,281	1,287,166
New Red Finance, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.58%	09/20/2030		3,066	3,073,550
					14,151,356

Forest Products–0.15%
NewLife Forest Restoration LLC, Term Loan (1 mo. USD LIBOR + 10.00%)(e)	10.00%	04/10/2029		4,107	4,106,618

Health Care–3.60%
Acacium (Impala Bidco Ltd.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 5.25%)(e)	10.20%	06/08/2028		2,922	2,761,512
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.60%)	8.93%	12/11/2028		8,130	8,136,568
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (1 mo. Term SOFR + 5.10%)	10.40%	05/08/2028		3,440	3,462,055
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (1 mo. EURIBOR + 4.00%)	7.77%	02/16/2029	EUR	1,681	1,705,752
Term Loan B (1 mo. EURIBOR + 3.70%)	7.47%	06/30/2028	EUR	6,000	6,050,019
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.00%)(e)	9.30%	07/31/2029		2,153	2,174,341
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	1,119	1,347,350
Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.93%	02/04/2027		12,761	12,835,390

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Global Medical Response, Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	9.68%	03/14/2025		$8,805	$ 8,695,307
Term Loan (3 mo. Term SOFR + 4.25%)	9.81%	10/02/2025		5,058	4,964,304
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	10/25/2028		649	654,183
ICU Medical, Inc., Term Loan B (1 mo. Term SOFR + 2.65%)	7.95%	01/08/2029		623	625,045
International SOS LP (AEA International), Term Loan (1 mo. Term SOFR + 3.50%)(e)	8.81%	09/07/2028		7,573	7,629,743
MB2 Dental Solutions LLC
Delayed Draw Term Loan(e)(f)	0.00%	02/15/2031		1,428	1,428,342
Delayed Draw Term Loan(e)(f)	0.00%	02/15/2031		857	857,005
Revolver Loan (3 mo. Term SOFR + 5.00%)(e)	10.33%	02/15/2031		40	39,594
Revolver Loan(e)(f)	0.00%	02/15/2031		246	243,218
Term Loan (1 mo. Term SOFR + 6.00%)(e)	11.32%	02/15/2031		4,125	4,083,802
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.11%)	9.42%	12/18/2028		6,471	5,180,192
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	12/17/2029		1,991	1,356,326
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.60%)	8.93%	01/28/2029		992	995,511
Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	05/14/2031		9,914	10,007,055
Packaging Coordinators Midco, Inc., First Lien Term Loan B (3 mo. Term SOFR + 3.25%)	8.58%	11/30/2027		840	844,050
PAREXEL International Corp., First Lien Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	11/15/2028		3,295	3,317,828
Sharp Services LLC, Term Loan (3 mo. Term SOFR + 3.75%)(e)	9.05%	12/31/2028		2,389	2,415,769
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	10/30/2024		1,333	1,340,788
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 4.10%)	9.44%	03/31/2028		2,226	2,243,076
Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan(d)	-	03/14/2029	EUR	282	307,325
Women’s Care Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.68%	01/12/2029		552	463,669
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	09/28/2029		2,366	2,379,174
					98,544,293

Home Furnishings–1.43%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-04/29/2024; Cost $1,124,111)(h)	8.83%	02/28/2026	EUR	1,301	512,089
Term Loan (6 mo. EURIBOR + 10.00%(e)	13.83%	12/31/2026	EUR	96	101,226
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023; Cost $134,030)(e)(h)	13.83%	12/31/2026	EUR	127	134,128
Term Loan (Acquired 10/04/2022-04/30/2024; Cost $243,790)(e)(h)	0.00%	02/26/2027	EUR	1,313	0
HomeServe USA Holding Corp., Term Loan (1 mo. Term SOFR + 2.50%)	8.32%	10/21/2030		4,393	4,405,522
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.50%)	9.81%	09/25/2028		10,847	10,874,058
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(e)	12.94%	06/29/2028		703	699,835
Term Loan (3 mo. Term SOFR + 7.61%)	12.92%	06/29/2028		9,641	8,331,800
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.44%	10/06/2028		8,528	7,160,663
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.36%)	9.68%	10/30/2027		1,710	1,598,908
Term Loan B (1 mo. Term SOFR + 3.36%)	8.69%	10/30/2027		5,776	5,410,969
					39,229,198

Industrial Equipment–5.06%
Chart Industries, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	03/15/2030		4,116	4,140,246
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	08/16/2029		2,913	2,943,576
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.80%	06/01/2029		9,782	8,883,062
DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.85%)	10.16%	10/11/2030		5,374	5,416,443
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	05/31/2030		7,545	7,602,394
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan(d)(e)	-	06/04/2026		458	421,445
Revolver Loan(e)(f)	0.00%	06/04/2026		6,542	6,018,555
Term Loan B (3 mo. Term SOFR + 5.26%)	10.57%	02/05/2029		9,387	9,434,314
Madison IAQ LLC, Term Loan(d)	-	06/21/2028		308	309,493
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.75%)	8.19%	07/31/2028		493	496,480

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		$9,448	$ 9,512,530
Robertshaw US Holding Corp.
First Lien Term Loan(e)(i)(j)(k)	0.00%	02/28/2027		18,854	18,382,757
Revolver Loan (Acquired 11/14/2023-11/22/2023; Cost $5,623,321)(e)(h)(i)(j)(k)	0.00%	06/24/2027		5,620	5,619,809
Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $13,365,129)(e)(h)(i)(j)(k)	0.00%	02/28/2027		21,293	12,456,201
Third Lien Term Loan (Acquired 05/09/2023; Cost $1,435,607)(e)(h)(i)(j)(k)	0.00%	02/28/2027		4,778	2,795,123
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.25%)	9.42%	09/26/2025		7,017	7,066,354
Tank Holding Corp.
Revolver Loan(e)(f)	0.00%	03/31/2028		1,702	1,651,661
Term Loan (1 mo. Term SOFR + 5.85%)	11.18%	03/31/2028		20,269	20,116,728
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.79%	04/30/2030		7,107	7,163,370
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 4.01%)	9.34%	11/19/2028		7,895	7,682,745
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)(e)	12.60%	11/19/2029		789	674,666
					138,787,952

Insurance–3.00%
Acrisure LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/15/2027		7,218	7,231,932
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	02/15/2027		6,843	6,861,911
First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.69%	02/15/2027		7,365	7,406,351
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	11/11/2030		2,057	2,071,938
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.82%	11/06/2030		9,608	9,657,823
AmWINS Group LLC, Term Loan (1 mo. Term SOFR + 2.36%)	7.69%	02/19/2028		1,193	1,197,267
Hub International Ltd., Term Loan B (3 mo. Term SOFR + 3.25%)	8.57%	06/20/2030		3,731	3,760,528
Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/01/2027		7,545	7,604,337
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/24/2028		12,840	12,921,253
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	8.58%	05/06/2031		7,818	7,879,372
USI, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/27/2030		4,261	4,276,518
Term Loan B (3 mo. Term SOFR + 3.00%)	8.30%	11/22/2029		11,260	11,297,017
					82,166,247

Leisure Goods, Activities & Movies–3.28%
Accell (Sprint BidCo B.V.) (Netherlands), Term Loan B (6 mo. EURIBOR + 4.90%)	8.86%	06/14/2029	EUR	2,500	863,862
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. Term SOFR + 2.36%)	7.69%	11/19/2028		1,505	1,509,641
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	08/08/2027		2,828	2,850,197
Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	10/18/2028		16,348	16,488,565
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 1.61%)	7.00%	07/31/2028		10,493	10,646,781
Fitness International LLC, Term Loan B (3 mo. Term SOFR + 5.25%)(e)	10.68%	02/05/2029		6,450	6,474,183
Lakeland Tours LLC, Term Loan (6 mo. USD LIBOR + 8.00%)(e)	8.00%	09/25/2027		1,123	252,559
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	04/12/2031		2,402	2,420,033
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	9.35%	01/31/2028		5,278	5,325,223
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	9.10%	02/26/2031		3,145	3,178,207
OEG Borrower LLC (Opry Entertainment), Term Loan (3 mo. Term SOFR + 5.10%)(e)	10.43%	06/18/2029		7,165	7,191,618
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan (1 mo. EURIBOR + 3.50%)(e)	8.82%	03/16/2026	EUR	5,589	6,029,213
Revolver Loan(e)(f)	0.00%	03/16/2026	EUR	11	11,956
Term Loan B-4(d)	-	09/16/2029	EUR	1,601	1,743,522
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.65%	02/27/2027	EUR	11,390	11,351,454
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.50%)	7.83%	08/25/2028		2,573	2,577,355
Topgolf Callaway Brands Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	03/15/2030		1,529	1,538,666

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom) Second Lien Term Loan(d)	-	12/31/2027	EUR	4,418	$ 2,810,407
Term Loan (1 mo. EURIBOR + 8.00%)	11.92%	06/30/2027	EUR	1,261	1,439,511
Term Loan (Acquired 09/15/2022-09/22/2022; Cost $2,204,010)(d)(h)	-	06/30/2027	EUR	2,223	2,390,272
Term Loan(d)(e)	-	12/31/2027	EUR	2,729	2,842,632
					89,935,857

Lodging & Casinos–1.55%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	02/02/2026		$6,438	6,281,277
First Lien Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	02/02/2026		1,393	1,370,537
B&B Hotels S.A.S. (Casper BidCo) (France), Term Loan B-5 (1 mo. EURIBOR + 4.25%)	8.06%	02/21/2031	EUR	1,161	1,268,876
HBX Group (United Kingdom)
Term Loan B-3 (6 mo. EURIBOR + 4.50%)	8.34%	09/12/2028	EUR	3,975	4,357,682
Term Loan D-2 6 mo. EURIBOR + 4.25%)	8.09%	09/21/2027	EUR	10,628	11,634,766
Hilton Grand Vacations Borrower LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	08/02/2028		6,389	6,422,849
Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	01/17/2031		4,757	4,783,678
Motel One (One Hotels GmbH) (Germany), Term Loan B(d)	-	04/02/2031	EUR	1,735	1,898,921
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	8.67%	12/14/2029		4,539	4,571,439
					42,590,025

Nonferrous Metals & Minerals–0.76%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	05/14/2029		7,250	7,308,905
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	9.57%	07/31/2026		8,187	8,167,615
Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.70%	10/22/2025		2,079	1,541,712
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.83%	03/16/2027		753	757,895
U.S. Silica Co., Term Loan B (1 mo. Term SOFR + 4.00%)	9.33%	03/25/2030		2,933	2,953,455
					20,729,582

Oil & Gas–1.68%
Brazos Delaware II LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.82%	02/11/2030		3,573	3,596,559
GIP Pilot Acquisition Partners L.P. (Global Infrastructure), Term Loan (3 mo. Term SOFR + 2.50%)	7.83%	10/04/2030		3,501	3,524,148
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.36%)	11.69%	08/25/2026		2,440	2,450,920
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.10%)	8.43%	10/05/2030		3,814	3,839,702
McDermott International Ltd.
LOC (3 mo. Term SOFR + 7.77%)(e)	13.09%	12/31/2026		1,692	1,548,321
LOC (3 mo. Term SOFR + 5.01%)(e)	10.31%	12/31/2026		525	459,230
LOC(f)	0.00%	06/30/2027		6,610	4,395,862
LOC (3 mo. Term SOFR + 4.26%)(e)	9.56%	06/30/2027		2,306	1,210,633
PIK Term Loan, 3.00% PIK Rate, 6.44% Cash Rate(g)	3.00%	12/31/2027		1,854	641,791
Term Loan (3 mo. Term SOFR + 7.77%(e)	13.09%	12/31/2026		1,682	1,682,200
Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	06/30/2027		279	156,941
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	8.81%	03/26/2031		5,602	5,648,253
Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	8.82%	02/07/2031		4,902	4,943,719
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.61%)	8.94%	11/17/2028		10,286	10,344,065
WhiteWater Whistler Holdings LLC, Term Loan B-1 (3 mo. Term SOFR + 2.75%)	8.06%	02/15/2030		1,582	1,591,687
					46,034,031

Publishing–2.43%
Cengage Learning, Inc., Term Loan B (6 mo. Term SOFR + 4.25%)	9.54%	03/22/2031		13,956	14,039,204
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	10/30/2030		4,032	4,017,990
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.10%)(e)	9.41%	12/01/2028		12,700	12,747,786
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (3 mo. Term SOFR + 5.25%)	10.70%	04/09/2029		10,690	10,402,259
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.85%	04/08/2030		8,460	8,092,556

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	07/28/2028		$14,418	$ 14,474,110
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/03/2028		2,667	2,675,087
					66,448,992

Radio & Television–0.43%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	05/01/2026		1,115	867,026
Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	05/01/2026		4,455	3,521,898
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.61%)	7.93%	06/02/2028		2,413	2,404,610
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. Term SOFR + 3.26%)	8.59%	04/01/2028		339	245,734
Term Loan B-4 (1 mo. Term SOFR + 3.85%)	9.18%	04/21/2029		55	38,060
Univision Communications, Inc., Incremental Term Loan B(d)(e)	-	01/23/2029		4,698	4,680,125
					11,757,453

Retailers (except Food & Drug)–0.96%
Action Holding B.V. (Netherlands)
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.65%	09/29/2028	EUR	886	970,772
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	8.56%	10/28/2030		7,016	7,061,849
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.83%	11/08/2027		11,338	11,407,208
Savers, Inc., Term Loan (3 mo. Term SOFR + 5.50%)	9.05%	04/26/2028		6,907	6,961,746
					26,401,575

Surface Transport–1.55%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	8.43%	07/21/2028		12,883	12,925,638
Term Loan B (3 mo. Term SOFR + 3.26%)	8.56%	07/21/2028		4,230	4,243,820
Term Loan C (3 mo. Term SOFR + 3.26%)	8.56%	07/21/2028		1,286	1,290,608
Hertz Corp. (The)
Incremental Term Loan (3 mo. Term SOFR + 3.75%)	9.07%	06/30/2028		2,004	1,846,469
Term Loan B (3 mo. Term SOFR + 3.51%)	8.86%	06/30/2028		3,103	2,858,439
Term Loan C (3 mo. Term SOFR + 3.51%)	8.86%	06/30/2028		601	553,680
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan A(d)	-	02/22/2029	EUR	12,975	2,921,213
Term Loan B-2(d)	-	09/30/2027	EUR	3,114	3,041,033
PODS LLC
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(e)	9.59%	03/31/2028		4,294	4,143,962
Term Loan (1 mo. Term SOFR + 3.26%)	8.59%	03/31/2028		3,485	3,313,315
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (3 mo. Term SOFR + 6.15%)	11.45%	03/24/2028		7,161	5,424,796
					42,562,973

Telecommunications–3.81%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 1.50%)	6.83%	08/01/2028		8,774	7,389,195
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	8.68%	11/30/2027		6,609	6,398,718
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 3.40%)	9.30%	12/17/2027		7,681	7,728,564
Crown Subsea Communications Holding, Inc., Term Loan (3 mo. Term SOFR + 4.75%)	10.08%	01/30/2031		11,796	11,928,474
Genesys Cloud Services Holdings I LLC
Incremental Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	12/01/2027		1,750	1,767,772
Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		233	234,688
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	07/02/2029		5,499	5,537,587
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	09/27/2029		10,452	10,033,471
Iridium Satellite LLC, Term Loan B-3(d)	-	09/20/2030		1,288	1,291,624
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.47%)	7.79%	04/15/2030		3,105	2,169,715
Term Loan B-2 (1 mo. Term SOFR + 2.47%)	7.79%	04/15/2029		3,105	2,113,217

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.93%	11/30/2025	$328	$ 36,642
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	14.18%	11/30/2026	215	17,480
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.13%	10/18/2027	32,765	6,416,460
Term Loan (3 mo. Term SOFR + 6.54%)	11.87%	10/18/2027	14,033	8,478,251
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.68%	10/18/2027	8,144	889,010
Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 3.01%)	8.36%	12/07/2026	10,390	5,050,496
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	03/02/2029	8,168	7,534,968
Term Loan B (1 mo. Term SOFR + 4.62%)	9.94%	05/30/2030	5,497	5,071,261
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(e)	8.58%	10/12/2024	7,351	7,378,245
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	09/21/2027	6,850	6,864,582
				104,330,420

Utilities–1.96%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	01/27/2031	13,599	13,683,624
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	3,555	3,571,176
Incremental Term Loan C (1 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	194	195,146
Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	08/22/2029	4,054	4,096,494
Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	11/09/2026	6,507	6,534,450
Hamilton Projects Acquiror LLC, Term Loan B(d)	-	05/22/2031	2,217	2,232,555
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.26%)	9.60%	08/14/2026	5,370	5,360,352
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 4.50%)	8.83%	05/17/2030	7,073	7,164,707
Term Loan C (3 mo. Term SOFR + 4.50%)	8.83%	05/17/2030	5,147	5,213,376
Vistra Zero Operating Co. LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	04/30/2031	5,657	5,701,556
				53,753,436
Total Variable Rate Senior Loan Interests (Cost $2,501,861,533)				2,403,499,617

U.S. Dollar Denominated Bonds & Notes–5.68%
Aerospace & Defense–0.30%
Rand Parent LLC (l)	8.50%	02/15/2030	8,332	8,151,730

Air Transport–0.07%
American Airlines, Inc. (l)	8.50%	05/15/2029	1,902	1,962,962

Automotive–0.20%
Panther Escrow Issuer LLC (l)	7.13%	06/01/2031	5,387	5,436,299
Wand NewCo 3, Inc.(l)	7.63%	01/30/2032	143	146,653
				5,582,952

Building & Development–0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (l)	5.75%	05/15/2026	2,637	2,590,414
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	4.50%	04/01/2027	10,955	10,167,928
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(l)	6.75%	04/01/2032	1,041	1,034,741
Signal Parent, Inc.(l)	6.13%	04/01/2029	3,431	2,270,201
				16,063,284

Business Equipment & Services–0.82%
ADT Security Corp. (The) (l)	4.13%	08/01/2029	10,363	9,421,144
Allied Universal Holdco LLC(l)	7.88%	02/15/2031	4,262	4,252,960
Boost Newco Borrower LLC(l)	7.50%	01/15/2031	8,301	8,609,563
Cloud Software Group, Inc.(l)	8.25%	06/30/2032	256	258,745
				22,542,412

Cable & Satellite Television–0.84%
Altice Financing S.A. (Luxembourg) (l)	5.75%	08/15/2029	2,188	1,628,419
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028	11,665	9,227,000

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Altice France S.A. (France)(l)	5.50%	01/15/2028		$4,994	$ 3,501,889
Altice France S.A. (France)(l)	5.50%	10/15/2029		4,322	2,907,754
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		6,819	5,722,097
					22,987,159

Chemicals & Plastics–0.87%
INEOS Finance PLC (Luxembourg) (l)	7.50%	04/15/2029		3,633	3,672,530
INEOS Quattro Finance 2 PLC (United Kingdom)(l)	9.63%	03/15/2029		2,115	2,232,425
SK Invictus Intermediate II S.a.r.l.(l)	5.00%	10/30/2029		12,680	11,265,008
Windsor Holdings III LLC(l)	8.50%	06/15/2030		6,254	6,542,040
					23,712,003

Ecological Services & Equipment–0.05%
GFL Environmental, Inc. (l)	6.75%	01/15/2031		1,399	1,428,752

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (l)	7.88%	05/15/2026		216	210,282

Health Care–0.21%
Global Medical Response, Inc. (g)(l)	10.00%	10/31/2028		2,858	2,781,849
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(l)	6.75%	05/15/2034		2,910	2,903,179
					5,685,028

Industrial Equipment–0.56%
Chart Industries, Inc. (l)	7.50%	01/01/2030		5,405	5,573,414
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(l)	6.63%	12/15/2030		9,808	9,837,349
					15,410,763

Insurance–0.24%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (l)	7.00%	01/15/2031		4,503	4,517,721
HUB International Ltd.(l)	7.25%	06/15/2030		2,091	2,125,980
					6,643,701

Lodging & Casinos–0.07%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (l)	6.63%	01/15/2032		1,890	1,881,413

Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (l)	9.75%	04/26/2028		2,660	2,823,157

Surface Transport–0.06%
First Student Bidco, Inc./First Transit Parent, Inc. (l)	4.00%	07/31/2029		1,850	1,668,555

Telecommunications–0.61%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (l)	6.75%	10/01/2026		9,568	9,041,866
Windstream Escrow LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028		8,184	7,696,334
					16,738,200

Utilities–0.08%
Calpine Corp. (l)	4.50%	02/15/2028		2,344	2,205,739
Total U.S. Dollar Denominated Bonds & Notes (Cost $160,507,077)					155,698,092

Non-U.S. Dollar Denominated Bonds & Notes–3.19%(m)
Air Transport–0.16%
SGL (Skill Bidco/SKIBID) (Denmark) (3 mo. EURIBOR + 6.75%)(l)(n)	10.54%	03/02/2028	EUR	195	221,861
SGL (Skill Bidco/SKIBID) (Denmark) (3 mo. EURIBOR + 4.75%)(n)	8.65%	04/22/2030	EUR	3,688	4,063,188
					4,285,049

Automotive–0.25%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $811,837)(h)(l)	14.00%	03/19/2026	SEK	9,385	914,045
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $3,855,248)(h)(k)(l)(n)	13.44%	04/19/2026	SEK	36,287	3,180,832

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(h)(l)	14.00%	03/19/2026	SEK	18,769	$ 1,828,090
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(l)(n)	8.41%	09/30/2028	EUR	917	961,384
					6,884,351

Building & Development–0.00%
Fagus Holdco PLC (Spain)(e)	0.00%	09/05/2029	EUR	118	127,676

Business Equipment & Services–0.06%
Pachelbel Bidco S.p.A. (Italy)(l)	7.13%	05/17/2031	EUR	435	485,153
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(n)	8.07%	05/17/2031	EUR	1,001	1,107,801
					1,592,954

Cable & Satellite Television–0.09%
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	3,712	2,462,715

Electronics & Electrical–0.36%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(n)	9.19%	02/15/2029	EUR	4,000	4,276,180
Versuni Group B.V. (Netherlands)(l)	3.13%	06/15/2028	EUR	5,760	5,617,084
					9,893,264

Financial Intermediaries–1.39%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(l)(n)	11.34%	07/15/2030	EUR	7,201	4,705,645
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(l)(n)	10.09%	05/01/2026	EUR	1,945	1,489,645
Garfunkelux Holdco 3 S.A. (Luxembourg)(l)	6.75%	11/01/2025	EUR	6,615	5,109,160
Sherwood Financing PLC (United Kingdom)(l)	6.00%	11/15/2026	GBP	937	1,018,923
Sherwood Financing PLC (United Kingdom)(l)	4.50%	11/15/2026	EUR	968	916,737
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(n)	8.45%	11/15/2027	EUR	6,242	6,172,734
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(n)	8.45%	11/15/2027	EUR	7,750	7,664,000
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	3,150	3,368,937
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	7,141	7,637,328
					38,083,109

Food Products–0.39%
Sigma Holdco B.V. (Netherlands)(l)	5.75%	05/15/2026	EUR	3,000	3,137,149
Sigma Holdco B.V. (Netherlands)(l)	5.75%	05/15/2026	EUR	7,080	7,403,672
					10,540,821

Industrial Equipment–0.27%
Summer (BC) Holdco A S.a.r.l. (United Kingdom)(l)	9.25%	10/31/2027	EUR	6,916	7,385,186

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom)(l)	5.50%	06/15/2027	GBP	807	977,028

Surface Transport–0.18%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	4,906	4,278,352
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	846	737,767
					5,016,119
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $95,123,286)					87,248,272

				Shares

Common Stocks & Other Equity Interests–2.56%(o)
Aerospace & Defense–0.02%
IAP Worldwide Services(e)(p)				838,949	453,032
IAP Worldwide Services(e)(p)				134,338	134,338
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(e)(h)				134	0
					587,370

Automotive–0.01%
Cabonline (Acquired 10/30/2023; Cost $10) (Sweden)(e)(h)				10,996,102	1,050
Cabonline (Sweden)(e)				9,384,746	450

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Shares	Value
Automotive–(continued)
Cabonline (Acquired 10/30/2023; Cost $280,511) (Sweden)(e)(h)	312,441,524	$ 400,797
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(e)(h)	3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(e)(h)	3,266	0
		402,297

Building & Development–0.00%
Fagus Holdco PLC (Spain)(e)	7,135	0
Lake at Las Vegas Joint Venture LLC, Class A(e)	518	0
Lake at Las Vegas Joint Venture LLC, Class B(e)	4	0
		0

Business Equipment & Services–0.91%
Monitronics International, Inc.	408,355	8,657,126
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $5,987,242)(e)(h)(q)	68,686	16,247,032
		24,904,158

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Germany)(e)	35,089	0

Containers & Glass Products–0.01%
Keter Group B.V. (Netherlands)(e)	1,010,592,985	1,097
Libbey Glass LLC	36,078	180,390
		181,487

Electronics & Electrical–0.20%
Diebold Nixdorf, Inc.(r)	124,443	5,444,381

Forest Products–0.61%
NewLife Forest Restoration LLC(e)	120,502	16,743,746

Home Furnishings–0.10%
Serta Simmons Bedding LLC	363,612	2,772,542

Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	16,255

Leisure Goods, Activities & Movies–0.30%
Crown Finance US, Inc.	456,471	8,102,361
Crown Finance US, Inc.	3,058	54,280
Vue International Bidco PLC, Class A1 (United Kingdom)(e)	13,004	0
Vue International Bidco PLC, Class A2 (United Kingdom)(e)	6,404,275	7
Vue International Bidco PLC, Class A3 (United Kingdom)(e)	3,986,481	4
Vue International Bidco PLC, Class A4 (United Kingdom)(e)	2,779,140	3
		8,156,655

Lodging & Casinos–0.03%
Caesars Entertainment, Inc.(r)	19,983	710,595

Oil & Gas–0.19%
McDermott International Ltd. (Acquired 04/04/2018-05/10/2019; Cost $5,684,747)(r)	629,763	138,548
McDermott International Ltd.(e)	2,314,309	483,690
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(e)(h)	261,209	28,733
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(e)(h)	145,102	0
Talos Energy, Inc.(r)	384,874	4,622,337
		5,273,308

Radio & Television–0.01%
iHeartMedia, Inc., Class A(r)	306,089	283,316
iHeartMedia, Inc., Class B(e)(r)	29	54
		283,370

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Shares	Value
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.	692	$10,380

Toys ’R’ Us-Delaware, Inc.(e)	11	0

Vivarte S.A.S.U. (France)(e)	241,195	47,108

		57,488

Surface Transport–0.12%
Commercial Barge Line Co.(e)	14,574	1,581,279

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(e)	96,238	60,149

Commercial Barge Line Co., Wts., expiring 04/27/2045(e)	15,321	1,662,328

Hurtigruten (Explorer II AS), Wts. (Norway)(e)	808,820	1

		3,303,757

Telecommunications–0.05%
Avaya Holdings Corp.	293,075	1,154,129

Avaya, Inc. (Acquired 05/01/2023; Cost $797,295)(h)	53,153	209,317

		1,363,446

Total Common Stocks & Other Equity Interests (Cost $104,929,314)		70,200,855

Preferred Stocks–0.49%
Oil & Gas–0.01%
McDermott International Ltd., Pfd.(e)	1,787	357,481

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(e)(h)	577,315	3,406

		360,887

Surface Transport–0.48%
Commercial Barge Line Co., Series B, Pfd.(e)	68,517	7,677,330

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(e)	48,119	5,391,734

		13,069,064

Total Preferred Stocks (Cost $3,267,836)		13,429,951

Money Market Funds–2.57%
Invesco Government & Agency Portfolio,Institutional Class, 5.23%(q)(s)	24,671,266	24,671,266

Invesco Liquid Assets Portfolio,Institutional Class, 5.30%(q)(s)	17,626,888	17,632,176

Invesco Treasury Portfolio,Institutional Class, 5.22%(q)(s)	28,195,732	28,195,732

Total Money Market Funds (Cost $70,499,473)		70,499,174

TOTAL INVESTMENTS IN SECURITIES–102.21% (Cost $2,936,188,519)		2,800,575,961

OTHER ASSETS LESS LIABILITIES–(2.21)%		(60,434,255)

NET ASSETS–100.00%		$2,740,141,706

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2024 was $46,720,924, which represented 1.71% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Acquired as part of a bankruptcy restructuring.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $42,434,722, which represented 1.55% of the Fund’s Net Assets.

(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $238,755,500, which represented 8.71% of the Fund’s Net Assets.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(o)	Securities acquired through the restructuring of senior loans.
(p)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(q)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,229,510	$228,586,201	$(243,144,445)	$-	$-	$24,671,266	$1,189,752
Invesco Liquid Assets Portfolio, Institutional Class	28,018,843	163,275,857	(173,674,603)	(110)	12,189	17,632,176	956,576
Invesco Treasury Portfolio, Institutional Class	44,833,726	261,241,372	(277,879,366)	-	-	28,195,732	1,484,412
Investments in Other Affiliates:
My Alarm Center LLC, Class A	16,635,703	-	(3,086,925)	2,698,254	-	16,247,032	-
Total	$128,717,782	$653,103,430	$(697,785,339)	$2,698,144	$12,189	$86,746,206	$3,630,740

(r)	Non-income producing security.
(s)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk
07/31/2024	Bank of New York Mellon (The)	EUR	68,280,141	USD	74,423,374	$ 145,355

06/28/2024	BNP Paribas S.A.	USD	11,509,087	EUR	10,760,722	179,036

06/28/2024	BNP Paribas S.A.	USD	6,220,780	SEK	66,399,098	96,038

06/28/2024	Canadian Imperial Bank of Commerce	USD	9,951,089	GBP	7,830,650	28,310

07/31/2024	Goldman Sachs International	EUR	68,280,141	USD	74,416,819	138,801

06/28/2024	Morgan Stanley and Co. International PLC	USD	9,749,520	GBP	7,670,840	26,218

06/28/2024	Morgan Stanley and Co. International PLC	USD	206,760	SEK	2,230,576	5,444

07/31/2024	Morgan Stanley and Co. International PLC	EUR	67,261,035	USD	73,212,022	42,631

06/28/2024	Royal Bank of Canada	USD	9,625,874	GBP	7,572,614	24,683

07/31/2024	Royal Bank of Canada	EUR	718,709	USD	783,585	1,744

07/31/2024	State Street Bank & Trust Co.	USD	229,011	GBP	179,888	276

Subtotal–Appreciation						688,536

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/28/2024	Bank of New York Mellon (The)	USD	74,309,278	EUR	68,280,141	$ (144,487)

06/28/2024	BNP Paribas S.A.	EUR	69,775,079	USD	74,651,240	(1,137,327)

06/28/2024	BNP Paribas S.A.	GBP	7,518,051	USD	9,366,762	(214,261)

07/31/2024	BNP Paribas S.A.	SEK	66,833,673	USD	6,271,884	(96,796)

06/28/2024	Canadian Imperial Bank of Commerce	GBP	7,631,961	USD	9,494,709	(231,481)

07/31/2024	Canadian Imperial Bank of Commerce	GBP	7,830,650	USD	9,953,586	(27,445)

06/28/2024	Goldman Sachs International	USD	74,302,450	EUR	68,280,141	(137,659)

06/28/2024	Morgan Stanley and Co. International PLC	EUR	68,733,659	USD	73,578,695	(1,078,700)

06/28/2024	Morgan Stanley and Co. International PLC	SEK	675,930	USD	62,613	(1,691)

06/28/2024	Morgan Stanley and Co. International PLC	USD	73,099,293	EUR	67,261,035	(41,439)

07/31/2024	Morgan Stanley and Co. International PLC	GBP	7,670,840	USD	9,751,979	(25,358)

06/28/2024	Royal Bank of Canada	EUR	4,117,605	USD	4,417,834	(54,643)

06/28/2024	Royal Bank of Canada	GBP	7,924,092	USD	9,879,790	(218,693)

07/31/2024	Royal Bank of Canada	GBP	7,572,613	USD	9,628,290	(23,846)

06/28/2024	State Street Bank & Trust Co.	EUR	71,955,697	USD	76,889,621	(1,267,498)

06/28/2024	State Street Bank & Trust Co.	SEK	67,953,744	USD	6,201,865	(262,853)

07/31/2024	State Street Bank & Trust Co.	GBP	36,189	USD	46,022	(105)

Subtotal-Depreciation						(4,964,282)

Total Forward Foreign Currency Contracts						$(4,275,746)

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

SEK –Swedish Krona

USD –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$ –	$2,170,152,062	$233,347,555	$2,403,499,617

U.S. Dollar Denominated Bonds & Notes	–	155,698,092	–	155,698,092

Non-U.S. Dollar Denominated Bonds & Notes	–	87,120,596	127,676	87,248,272

Common Stocks & Other Equity Interests	11,199,177	21,156,780	37,844,898	70,200,855

Preferred Stocks	–	–	13,429,951	13,429,951

Money Market Funds	70,499,174	–	–	70,499,174

Total Investments in Securities	81,698,351	2,434,127,530	284,750,080	2,800,575,961

Other Investments - Assets*

Investments Matured	–	–	12,426	12,426

Forward Foreign Currency Contracts	–	688,536	–	688,536

	–	688,536	12,426	700,962

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(4,964,282)	–	(4,964,282)

Total Other Investments	–	(4,275,746)	12,426	(4,263,320)

Total Investments	$81,698,351	$2,429,851,784	$284,762,506	$2,796,312,641

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2024:

	Value 08/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/24

Variable Rate Senior Loan Interests	$242,049,841	$95,431,519	$(81,084,507)	$2,998,268	$(6,688,593)	$(9,757,032)	$52,946,191	$(62,548,132)	$233,347,555

Common Stocks & Other Equity Interests	50,740,230	24,834,254	(29,300,627)	–	11,654,938	(12,199,918)	691,476	(8,575,455)	37,844,898

Preferred Stocks	1,065,869	–	–	–	–	5,949,102	6,414,980	–	13,429,951

Non–U.S. Dollar Denominated Bonds & Notes	431,324	–	(455,897)	15,433	(13,538)	150,354	–	–	127,676

Investments Matured	1,009,460	–	(723,423)	(3,513)	(499,593)	229,495	–	–	12,426
U.S. Dollar Denominated Bonds & Notes	217,908	–	(222,061)	–	–	4,153	–	–	–

Total	$295,514,632	$120,265,773	$(111,786,515)	$3,010,188	$4,453,214	$(15,623,846)	$60,052,647	$(71,123,587)	$284,762,506

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Floating Rate ESG Fund